Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39511
Entity Registrant Name	BURFORD CAPITAL LIMITED
Entity Incorporation, State or Country Code	Y7
Entity Address, Address Line One	Oak House, Hirzel Street
Entity Address, City or Town	St. Peter Port
Entity Address, Country	GG
Entity Address, Postal Zip Code	GY1 2NP
Title of 12(b) Security	Ordinary shares, no par value
Trading Symbol	BUR
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	218,581,877
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001714174
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Ernst & Young LLP
Auditor Location	Guernsey, Channel Islands
Auditor Firm ID	1438
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Mark N. Klein
Contact Personnel Fax Number	(646) 736-1986
Entity Address State Or Province	NY
Entity Address, Address Line One	350 Madison Avenue
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	235-6820